FHLB Advances and Other Borrowings	12 Months Ended
Sep. 30, 2017
Banking and Thrift [Abstract]
FHLB Advances and Other Borrowings
FHLB ADVANCES AND OTHER BORROWINGS

The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2017	September 30, 2016
	(In thousands)
FHLB advances
Within 1 year	$1,395,000	$200,000
1 to 3 years	430,000	880,000
3 to 5 years	400,000	700,000
More than 5 years	—	300,000
	$2,225,000	$2,080,000

There were no advances included in the above table that are callable by the FHLB.

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2017	2016	2015
	(In thousands)
Weighted average interest rate, net of cash flow hedges, at end of year	2.80%	3.15%	3.35%
Weighted daily average interest rate, net of cash flow hedges, during the year	3.00%	3.22%	3.57%
Daily average of FHLB advances during the year	$2,167,986	$1,992,434	$1,848,904
Maximum amount of FHLB advances at any month end	$2,350,000	$2,080,000	$1,930,000
Interest expense during the year (excludes interest rate swap expense)	$64,968	$64,058	$64,331

The Bank has a credit line with the Federal Home Loan Bank of Des Moines ("FHLB") equal to 48% of total assets.

The Bank has entered into borrowing agreements with the FHLB to borrow funds under a short-term floating rate cash management advance program and a fixed-rate term loan agreements. All borrowings are secured by stock of the FHLB, deposits with the FHLB and a blanket pledge of qualifying loans receivable as provided in the agreements with the FHLB.